Basis of Presentation, Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting.
Basis of Presentation

Basis of Presentation

These unaudited interim financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) and following the requirements of the United States Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP can be condensed or omitted. In our opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of our financial position and our results of operations and cash flows for periods presented. These statements do not include all disclosures required by GAAP and should be read in conjunction with our financial statements and accompanying notes for the fiscal year ended December 31, 2021, contained in our Annual Report on Form 10-K filed with the SEC on March 29, 2022. The results of the interim periods are not necessarily indicative of the results expected for the full fiscal year or any other interim period or any future year or period.

Significant Accounting Policies

Significant Accounting Policies

On March 31, 2020, due to the COVID-19 pandemic and related inability to secure additional funding, we laid off the majority of our employees and reduced our operating expenses significantly to allow for our continuing business operations. We continue to advance the development of our Orion technology and are exploring various strategic options for this technology.

Our significant accounting policies are set forth in Note 2 of the financial statements in our Annual Report on Form 10-K for the year ended December 31, 2021.

Operating Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. Our chief operating decision-maker reviews financial information presented on a consolidated basis. Accordingly, we consider ourselves to be in a single reporting segment, specifically the discovery, development and commercialization of visual prosthetics for profoundly blind individuals. We historically managed our Argus II and Orion programs on a consolidated basis within this single operating segment and do not assess the performance of our product lines or geographic regions on other measures of income or expense, such as program expense, operating income or net income. Our underlying technology consists of hardware components (implanted and wearable) and software. A vast majority of this underlying technology is shared between our Argus II and Orion branded systems. While we have ceased production and marketing the Argus II product indicated for individuals with retinitis pigmentosa, we are developing Orion as a next generation product with potential to treat a broader market of blind individuals, including the retinitis pigmentosa market.

Recently Issued Accounting Pronouncements	Recently Issued Accounting Pronouncements We do not believe that any recently issued, but not yet effective, accounting standards, if adopted, will have a material effect on the financial statements.

Recently Adopted Accounting Standards

We believe that any recently issued, but not yet effective, authoritative guidance, if currently adopted, would not have a material impact on our financial statement presentation or disclosures.